CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Preferred stock, par value (in usd per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares) | shares	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares) | shares	5,563,458	5,603,458
Common stock, par value (in usd per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized (in shares) | shares	22,500,000	15,000,000
Common stock, shares issued (in shares) | shares	9,772,793	4,568,499
Treasury stock, common shares (in shares) | shares	26,224	16,232
Cash and cash equivalents	$ 6	$ 4
Proved oil and natural gas properties	30,765	25,407
VIE. accumulated depreciation, depletion and amortization	(20,002)	(17,886)
Other current liabilities	1,432	1,599
Variable Interest Entities, Primary Beneficiary
Cash and cash equivalents	2	1
Proved oil and natural gas properties	755	755
VIE. accumulated depreciation, depletion and amortization	(713)	(707)
Other current liabilities	$ 1	$ 2